UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22870

Investment Company Act file number:

Stone Ridge Trust II

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Trust II

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments.

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of July 31, 2016 (Unaudited)

	PRINCIPAL
	AMOUNT		FAIR VALUE
EVENT-LINKED BONDS - 13.1%
Australia - 0.1%
Multiperil - 0.1%
RW0005 (L1-1)
86.185%, 07/03/2017 (a)(b)(c)(d)(e)		$5,600,000	$2,240,021

China - 0.1%
Earthquake - 0.1%
Panda Re 2015-1
4.288%, 06/30/2018 (a)(b)(c)		2,935,000	2,926,342

Global - 4.3%
Mortality/Longevity - 0.7%
Chesterfield Re 2014-1
4.500%, 12/15/2034 (c)		4,236,336	4,258,577
Vitality Re VI Class B
2.338%, 01/08/2018 (a)(b)(c)		19,000,000	18,977,200

			23,235,777

Multiperil - 3.2%
Atlas IX 2015-1
7.481%, 01/07/2019 (a)(b)(c)		8,516,000	8,542,400
Galileo Re 2015-1 Class A
13.738%, 01/08/2018 (a)(b)(c)		18,968,000	19,459,271
Galileo Re 2016-1 Class A
13.738%, 01/08/2019 (a)(b)(c)		4,382,000	4,454,084
Galileo Re 2016-1 Class B
9.238%, 01/08/2019 (a)(b)(c)		4,382,000	4,432,393
Galileo Re 2016-1 Class C
7.238%, 01/08/2019 (a)(b)(c)		4,383,000	4,433,405
IBRD Re 2014-1
7.286%, 10/07/2017 (a)(b)(c)		5,000,000	4,959,500
Kilimanjaro Re 2014-1 Class B
4.738%, 04/30/2018 (a)(b)(c)		14,504,000	14,574,344
Kilimanjaro Re 2015-1 Class E
6.988%, 12/06/2019 (a)(b)(c)		2,966,000	3,013,159
Loma Re 2013-1 A
9.608%, 01/08/2018 (a)(b)(c)		335,000	341,248
Loma Re 2013-1 B
11.978%, 01/08/2018 (a)(b)(c)		1,005,000	1,022,789
Loma Re 2013-1 C
17.978%, 01/08/2018 (a)(b)(c)		1,739,000	1,776,562
Queen Street XII
6.068%, 04/08/2020 (a)(b)(c)		6,537,000	6,550,074
Resilience Re Series 1642B
11.070%, 04/07/2017 (a)(b)(c)(d)		29,589,000	27,399,414
VenTerra Re 2013-1 A
3.988%, 01/09/2017 (a)(b)(c)		4,128,000	4,139,558

			105,098,201

Other - 0.3%
Operational Re
5.500%, 04/08/2021 (a)(c)	CHF	9,953,000	10,240,540

Windstorm - 0.1%
Queen Street X Re Ltd
5.988%, 06/08/2018 (a)(b)(c)		$1,721,000	1,723,582

			140,298,100

Japan - 0.2%
Earthquake - 0.1%
Kizuna Re II Class A
2.488%, 04/06/2018 (a)(b)(c)		2,500,000	2,501,625
Nakama Re
2.738%, 04/13/2018 (a)(b)(c)		1,500,000	1,506,150
Nakama Re 2014-2 Class 1
2.363%, 01/16/2019 (a)(b)(c)		1,000,000	1,000,400

			5,008,175

Windstorm - 0.1%
Aozora Re 2016-1 A
2.954%, 04/07/2020 (a)(b)(c)		2,101,000	2,108,248

			7,116,423

United States - 8.4%
Earthquake - 0.8%
Golden State Re II
2.438%, 01/08/2019 (a)(b)(c)		5,400,000	5,333,310
Merna Re 2015-1
2.238%, 04/09/2018 (a)(b)(c)		2,522,000	2,532,718
Merna Re 2016-1
2.488%, 04/08/2019 (a)(b)(c)		2,119,000	2,136,376
Ursa Re 2015-1
5.000%, 09/21/2018 (a)(b)(c)		15,000,000	15,177,750

			25,180,154

Multiperil - 3.9%
Caelus Re IV 2016-1
5.738%, 03/06/2020 (a)(b)(c)		20,182,000	20,699,668
East Lane Re VI
2.888%, 03/14/2018 (a)(b)(c)		14,443,000	14,468,275

East Lane VI 2015-1
3.628%, 03/13/2020 (a)(b)(c)	13,213,000	13,429,693
Espada Re 2016-1 20
5.750%, 06/06/2020 (a)(b)(c)	3,215,000	3,208,570
PennUnion Re 2015-1
4.738%, 12/07/2018 (a)(b)(c)	4,671,000	4,698,559
Residential Re 2013-2 1
20.238%, 12/06/2017 (a)(b)(c)	1,977,000	2,013,080
Residential Re 2014-1 10
15.238%, 06/06/2018 (a)(b)(c)	10,338,000	10,441,897
Residential Re 2014-1 13
3.738%, 06/06/2018 (a)(b)(c)	2,859,000	2,878,441
Residential Re 2015-1 Class 10
11.208%, 06/06/2019 (a)(b)(c)	8,197,000	8,287,987
Residential Re 2015-1 Class 11
6.198%, 06/06/2019 (a)(b)(c)	8,915,000	9,190,474
Residential Re 2016-1 10
11.738%, 06/06/2023 (a)(b)(c)	4,609,000	4,658,316
Residential Re 2016-1 11
4.988%, 06/06/2023 (a)(b)(c)	5,926,000	5,926,000
Riverfront Re 2014
4.238%, 01/06/2017 (a)(b)(c)	4,022,000	3,948,800
Sanders Re 2014-1 D
4.108%, 05/28/2019 (a)(b)(c)	21,295,000	21,160,842
Sanders Re 2014-2
4.008%, 06/07/2017 (a)(b)(c)	1,992,000	1,987,219
Skyline Re 2014-1 A
14.238%, 01/23/2017 (a)(b)(c)	2,166,000	2,219,284

		129,217,105

Windstorm - 3.7%
Alamo Re 2015-1 Class A
6.018%, 06/07/2018 (a)(b)(c)	1,903,000	1,958,853
Alamo Re 2015-1 Class B
4.858%, 06/07/2018 (a)(b)(c)	1,059,000	1,096,965
Alamo Re Ltd.
5.438%, 06/07/2017 (a)(b)(c)	892,000	904,087
Citrus Re 2014-1
5.248%, 04/18/2017 (a)(b)(c)	944,000	937,534
Citrus Re 2014-2
4.538%, 04/24/2017 (a)(b)(c)	1,483,000	1,474,621
Citrus Re 2015-1 Class A
5.378%, 04/09/2018 (a)(b)(c)	8,501,000	8,468,271
Citrus Re 2015-1 Class B
7.198%, 04/09/2018 (a)(b)(c)	17,253,000	17,047,689
Citrus Re 2015-1 Class C
9.268%, 04/09/2018 (a)(b)(c)	5,319,000	5,262,619
Citrus Re 2016-1 D-50
7.738%, 02/25/2019 (a)(b)(c)	10,257,000	10,394,957
Citrus Re 2016-1 E-50
10.738%, 02/25/2019 (a)(b)(c)	8,548,000	8,552,701
Cranberry Re 2015-1
4.098%, 07/06/2018 (a)(b)(c)	5,044,000	5,129,496
Everglades Re 2014
7.348%, 04/28/2017 (a)(b)(c)	17,758,000	17,981,751
Everglades Re II 2015-1
5.468%, 05/03/2018 (a)(b)(c)	10,000,000	10,118,000
Gator Re 2014
6.508%, 01/09/2017 (a)(b)(c)	13,724,000	11,419,740
Kilimanjaro Re 2014-1 Class A
4.988%, 04/30/2018 (a)(b)(c)	9,740,000	9,708,832
Manatee Re 2015-1
5.238%, 12/22/2017 (a)(b)(c)	4,571,000	4,542,888
Manatee Re 2016-1 A
5.250%, 03/13/2019 (a)(b)(c)	1,444,000	1,445,733
Manatee Re 2016-1 C
16.250%, 03/14/2022 (a)(b)(c)	2,165,000	2,171,278
Pelican Re 2013-1 A
6.238%, 05/15/2017 (a)(b)(c)	8,000,000	8,066,800

		126,682,815

		281,080,074

TOTAL EVENT-LINKED BONDS (Cost $432,736,388)		433,660,960

PARTICIPATION NOTES (QUOTA SHARES) - 9.7%
Global - 9.7%
Multiperil - 9.7%
Eden Re II 2015-1
04/19/2018 (a)(e)(f)(g) (Cost: $0; Acquisition Date: 03/19/2015)	—	2,316,380
Eden Re II 2016-1
04/23/2019 (a)(c)(e)(h) (Cost: $160,757,500; Original Acquisition Date: 12/30/2015)	160,757,500	169,041,462
Sector Re V LTD Series 5 Class A
03/01/2020 (a)(f) (Cost: $10,666; Acquisition Date: 04/27/2015)	10,666	619,233
Sector Re V LTD Series 5 Class F
03/01/2020 (a)(f) (Cost: $71,875; Acquisition Date: 04/27/2015)	71,875	2,316,423
Sector Re V LTD Series 5 Class G
03/01/2020 (a)(f) (Cost: $178,324; Acquisition Date: 06/26/2015)	178,324	8,900,811
Sector Re V LTD Series 6 Class A
03/01/2021 (a)(f)(h) (Cost: $106,372; Acquisition Date: 04/25/2016)	106,372	107,755
Sector Re V LTD Series 6 Class B
03/01/2021 (a)(f)(h) (Cost: $2,492,759; Acquisition Date: 04/28/2016)	2,492,759	2,525,165

Sector Re V LTD Series 6 Class F
03/01/2021 (a)(f)(h) (Cost: $11,113,055; Acquisition Date: 04/25/2016)	11,113,055	11,199,737
Sector Re V LTD Series 6 Class G
03/01/2021 (a)(f)(h) (Cost: $88,580,000; Acquisition Date: 04/28/2016)	88,580,000	89,270,924
Silverton Re 2014-1
09/16/2016 (a)(f) (Cost: $73,371; Acquisition Date: 12/18/2013)	73,371	35,034
Silverton Re 2015-1
09/18/2017 (a)(f)(g) (Cost: $0; Acquisition Date: 12/18/2014)	—	339,710
Silverton Re 2016-1
09/17/2018 (a)(e)(f)(h) (Cost: $35,262,500; Acquisition Date: 12/18/2015)	35,000,000	36,811,486

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $298,685,690)		323,484,120

	SHARES	FAIR VALUE
PREFERENCE SHARES (QUOTA SHARES) - 71.0%
Canada - 0.0%
Multiperil - 0.0%
Awosting (Artex Segregated Account Company) (a)(f) (Cost: $357,919; Original Acquisition Date: 12/27/2013)	112	95,965

Global - 63.1%
Marine/Energy - 1.6%
Kauai (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $51,394,000; Acquisition Date: 01/07/2016)	51,394	50,185,169
Victoria (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $4,130,502; Original Acquisition Date: 01/30/2014)	5,159	4,819,232

		55,004,401

Multiperil - 61.5%
Altair Re IV (a)(e)(f)(h) (Cost: $50,000,000; Original Acquisition Date: 01/04/2016)	50,000	50,647,810
Arenal (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $80,793,023; Original Acquisition Date: 05/07/2015)	77,921	89,226,728
Axis Ventures Re Cell 0002 (a)(e)(f)(h) (Cost: $50,027,044; Original Acquisition Date: 08/29/2014)	1,271,508	45,643,920
Axis Ventures Re Cell 0003 (a)(e)(f)(h) (Cost: $32,044,220; Acquisition Date: 03/05/2015)	412,329	25,799,836
Axis Ventures Re Cell 0004 (a)(e)(f)(h) (Cost: $6,769,900; Acquisition Date: 07/02/2015)	67,699	6,882,937
Axis Ventures Re Cell 0005 (a)(e)(f)(h) (Cost: $42,000,000; Acquisition Date: 01/20/2016)	420,000	43,642,234
Axis Ventures Re Cell 0006 (a)(e)(f)(h) (Cost: $56,000,000; Acquisition Date: 06/28/2016)	560,000	56,485,191
Biscayne (Artex Segregated Account Company) (a)(e)(f) (Cost: $38,714,888; Original Acquisition Date: 04/30/2014)	38,655	42,286,204
Cardinal Re 2015-1 (a)(e)(f)(h) (Cost: $82,493,681; Original Acquisition Date: 07/29/2015)	149	86,017,728
Carlsbad (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $100; Acquisition Date: 04/01/2014)	100	100
Carlsbad 2 (Artex Segregated Account Company) (a)(e)(f) (Cost: $44,093,236; Original Acquisition Date: 04/28/2014)	132,800	53,128,413
Cumberland (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $20,906,812; Original Acquisition Date: 04/10/2015)	20,626	26,936,881
Decker (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $1,292,643; Acquisition Date: 12/26/2013)	100	3,554,608
Denali (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $63,579,339; Acquisition Date: 01/05/2015)	75,060	77,573,762
Emerald Lake (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $225,073,000; Acquisition Date: 12/16/2015)	225,073	237,057,245
Golden (a)(e)(f)(h) (Cost: $16,384,000; Acquisition Date: 07/06/2016)	16,384	16,446,969
Hatteras (Artex Segregated Account Company) (a)(e)(f) (Cost: $70,338,613; Original Acquisition Date: 12/30/2014)	66,356	69,089,399
Hilo (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $5,155,976; Acquisition Date: 06/09/2015)	5,156	5,931,392
Hudson Alexander (Mt. Logan Re) (a)(f) (Cost: $40,000,000; Acquisition Date: 01/02/2014)	40,000	40,091,192
Hudson Charles (Mt. Logan Re) (a)(f) (Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	30,979,095
Hudson Charles 2 (Mt Logan Re) (a)(f) (Cost: $13,465,500; Acquisition Date: 04/02/2014)	13,466	13,501,605
Hudson Charles 3 (Mt Logan Re) (a)(f) (Cost: $14,650,000; Acquisition Date: 06/19/2014)	14,650	14,734,876
Hudson Paul (Mt. Logan Re) (a)(f) (Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	31,291,227
Hudson Paul 3 (Mt Logan Re) (a)(f) (Cost: $8,465,500; Acquisition Date: 04/02/2014)	8,466	8,530,180
Kona (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $5,232,953; Acquisition Date: 07/23/2015)	5,873	6,055,471
Latigo (Artex Segregated Account Company) (a)(e)(f) (Cost: $88,823,064; Original Acquisition Date: 01/06/2014)	358	108,692,907
Leadville (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $22,019,000; Acquisition Date: 06/07/2016)	22,019	22,434,637
LRe 2015 (a)(e)(f) (Cost: $166,276; Acquisition Date: 03/31/2015)	1,663	2,839,822
LRe 2016 (a)(e)(f)(h) (Cost: $49,893,000; Original Acquisition Date: 03/31/2016)	498,930	50,611,507
Mackinac (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $21,535,218; Acquisition Date: 02/05/2015)	22,136	28,280,091
Minnewaska (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $23,713,352; Original Acquisition Date: 05/30/2014)	21,079	29,145,201
Mohonk (Artex Segregated Account Company) (a)(e)(f) (Cost: $76,592,050; Original Acquisition Date: 12/24/2013)	102	75,501,525
Mojave (Artex Segregated Account Company) (a)(f) (Cost: $37,500,000; Acquisition Date: 12/30/2014)	37,500	38,379,022
Mojave 2 (Mt. Logan Re) (a)(f)(h) (Cost: $25,000,000; Acquisition Date: 12/24/2015)	25,000	25,586,015
Mulholland (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $14,411,287; Original Acquisition Date: 12/26/2013)	114	18,741,220
Pranamar (a)(e)(f)(h) (Cost: $57,568,000; Acquisition Date: 07/07/2016)	57,568	57,653,811
Rainier (Mt. Logan Re) (a)(f)(h) (Cost: $15,000,000; Acquisition Date: 01/07/2016)	15,000	14,901,334
Revelstoke (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $14,476,459; Original Acquisition Date: 01/28/2015)	15,350	15,483,534
Rondout (Artex Segregated Account Company) (a)(e)(f) (Cost: $106,140,276; Original Acquisition Date: 06/19/2014)	95,580	125,451,093
Skytop (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $7,918,913; Acquisition Date: 01/09/2014)	100	15,325,600
SR0001 (Horseshoe Re) (a)(e)(f)(h) (Cost: $32,779,746; Original Acquisition Date: 07/10/2015)	1,757	35,649,485

SR0002 (Horseshoe Re) (a)(e)(f)(h) (Cost: $29,041,250; Acquisition Date: 12/30/2015)	29,041,250	29,462,639
SR0003 (Horseshoe Re) (a)(e)(f)(h) (Cost: $16,041,250; Acquisition Date: 12/30/2015)	16,041,250	16,914,856
SR0004 (Horseshoe Re) (a)(e)(f)(h) (Cost: $15,741,250; Acquisition Date: 12/30/2015)	15,741,250	16,460,767
Sugarloaf (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $19,288,000; Acquisition Date: 01/12/2016)	19,288	19,930,121
Tallgrass (Artex Segregated Account Company) (a)(f) (Cost: $37,500,000; Acquisition Date: 12/30/2014)	37,500	37,093,417
Turrialba (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $13,721,000; Original Acquisition Date: 03/31/2015)	13,274	15,385,577
Twin Lakes (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $49,532,000; Acquisition Date: 01/04/2016)	49,532	51,833,577
Yellowstone (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $2,078,580; Acquisition Date: 01/08/2014)	100	8,660,290
Yoho (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $97,577,000; Acquisition Date: 05/17/2016)	97,577	99,258,537

		2,041,211,588

		2,096,215,989

United States - 7.9%
Agriculture - 2.4%
Bayswater (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $4,288,755; Acquisition Date: 06/16/2014)	26,899	7,628,165
Demeter Re 2015 Class C (a)(e)(f)(h) (Cost: $20,966; Acquisition Date: 05/05/2015)	45,000	911,259
Demeter Re 2016 Class A (a)(e)(f)(h) (Cost: $20,000,000; Acquisition Date: 06/28/2016)	200,000	20,065,401
Demeter Re 2016 Class C (a)(e)(f)(h) (Cost: $3,000,000; Acquisition Date: 06/28/2016)	30,000	3,003,706
Hanalei (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $40,885,000; Acquisition Date: 06/22/2015)	40,885	48,074,324

		79,682,855

Multiperil - 0.2%
SR0005 (Horseshoe Re) (a)(e)(f)(h) (Cost: $7,158,137; Acquisition Date: 04/15/2016)	7,158,137	7,345,609

Windstorm - 5.3%
Fescue (Mt. Logan Re) (a)(f) (Cost: $50,000,000; Acquisition Date: 06/11/2015)	50,000	50,442,045
Fescue 2 (Mt. Logan Re) (a)(f)(h) (Cost: $50,000,000; Acquisition Date: 03/30/2016)	50,000	50,412,635
Hermosa (Mt. Logan Re) (a)(f)(h) (Cost: $50,000,000; Acquisition Date: 04/29/2016)	50,000	50,443,590
Morningside (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $24,187,825; Acquisition Date: 06/12/2016)	24,187,825	24,535,984

		175,834,254

		262,862,718

TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $2,247,610,913)		2,359,174,672

PRIVATE FUND UNITS- 3.2%
Global - 3.2%
Multiperil - 3.2%
Aeolus Property Catastrophe J15 Keystone Fund (a)(e)(f) (Cost: $1,260,123; Original Acquisition Date: 12/23/2014)	1,260	1,455,939
Aeolus Property Catastrophe J16 Keystone Fund (a)(e)(f)(h) (Cost: $52,875,903; Acquisition Date: 01/21/2016)	52,876	55,652,821
Aeolus Property Catastrophe MY15 Keystone Fund (a)(e)(f) (Cost: $5,559,766; Original Acquisition Date: 05/20/2015)	5,560	6,169,411
Aeolus Property Catastrophe MY16 Keystone Fund (a)(e)(f)(h) (Cost: $41,008,329; Acquisition Date: 06/14/2016)	41,008	41,732,253

TOTAL PRIVATE FUND UNITS (Cost $59,695,792)		105,010,424

SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.25% (i)	22,222,850	22,222,850
First American Government Obligations Fund - Class Z - 0.23% (i)	25,239,517	25,239,517
First American Treasury Obligations Fund - Class Z - 0.22% (i)	25,239,517	25,239,517
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.23% (i)	25,239,517	25,239,517

TOTAL SHORT-TERM INVESTMENTS (Cost $97,941,401)		97,941,401

TOTAL INVESTMENTS (Cost $3,136,670,184) - 100.0%		3,319,271,577

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(839,894)

TOTAL NET ASSETS - 100.0%		$3,318,431,683

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $3,217,071,599. Foreign concentration is as follows: Bermuda: 92.6%, Cayman Islands: 3.7%, Ireland: 0.5%, Supranational 0.1%.
(b)	Variable rate security. The rate shown is as of July 31, 2016.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2016 was $602,702,422 which represented 18.2% of net assets.
(d)	Zero-coupon bond. The rate shown is the yield to maturity.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $2,268,112,247, which represents 68.3% of net assets.
(f)	Security is restricted to resale. The aggregate value of these securities at July 31, 2016 was $2,618,627,754, which represents 78.9% of net assets.
(g)	Security’s principal was returned in full so the fair value represents the expected future dividend receipt.
(h)	Non-income producing security.
(i)	Rate shown is the 7-day effective yield.

Open Futures Contracts

	NUMBER OF		UNREALIZED
	CONTRACTS	NOTIONAL	APPRECIATION
DESCRIPTION	SOLD	VALUE	(DEPRECIATION)
FUTURES CONTRACTS SOLD
Australian Dollar, September 2016 Settlement	365	$27,707,150	$(876,719)
Euro Fx, September 2016 Settlement	200	28,003,750	527,847
Swiss Franc, September 2016 Settlement	79	10,223,588	11,189
U.S. Treasury 5-Year Note, September 2016 Settlement	24	2,928,375	(49,721)

TOTAL FUTURES CONTRACTS SOLD		$68,862,863	$(387,404)

	NUMBER OF
	CONTRACTS	NOTIONAL	UNREALIZED
DESCRIPTION	PURCHASED	VALUE	DEPRECIATION
FUTURES CONTRACTS PURCHASED
Canadian Dollar, September 2016 Settlement	257	$19,708,045	$(190,453)

TOTAL FUTURES CONTRACTS PURCHASED		$19,708,045	$(190,453)

The accompanying footnotes are an integral part of these Schedules of Investments.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Call Options
ILW SWAP, Expires 12/31/2018, Strike Price $3 billion (a)	1	$921,637
TOTAL CALL OPTIONS
(Premiums Received $950,000)		921,637

TOTAL WRITTEN OPTION
(Premiums Received $950,000)		$921,637

(a)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees.

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

Excess Mortality Swaps

COUNTERPARTY	REFERENCE ENTITY	BUY/SELL PROTECTION	(PAY)/RECEIVE FIXED RATES	TERMINATION DATE	NOTIONAL VALUE	MAXIMUM POTENTIAL FUTURE PAYMENT	UPFRONT PREMIUM RECEIVED	UNREALIZED APPRECIATION

EXCESS MORTALITY SWAP SELL CONTRACTS

Hannover Re (a)	Custom Mortality Index	Sell	1.00%	Dec 20 2020	$100,000,000	$100,000,000	$—	$47,222

TOTAL EXCESS MORTALITY SWAP SELL CONTRACTS								$47,222

(a)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees.

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows:

Stone Ridge Reinsurance Risk Premium Interval Fund
Cost of investments	$3,136,670,184

Gross unrealized appreciation	$203,494,422
Gross unrealized depreciation	(20,893,029)

Net unrealized appreciation	$182,601,393

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Investment Valuation and Fair Value Measurement

In determining the NAV of the Fund’s shares, investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Short-term debt securities issued with a maturity of less than 60 days, including U.S. Treasury securities, are valued at amortized cost.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations, and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

Event-linked bonds are valued at the average firm bid provided by an external pricing service based on bids issued by established market makers and/or insurance companies (or, issued by one broker, insurance or reinsurance company, if only one quote is available). With respect to pricing of certain reinsurance- related event-linked or similar restricted securities for which at least one independent market-maker or two independent brokers regularly provide firm bids, the Fund will utilize an independent data delivery vendor to aggregate and provide this pricing data to the Administrator. If the independent data delivery vendor pricing service cannot obtain independent firm bids for such securities, but there is an independent market maker or independent brokers who will supply firm bids for such securities, then the Adviser may supply the Administrator with a contact from whom to obtain such bids. If, with respect to such securities, such independent firm bids are not available, but at least one independent firm or indicative bid is available, then the Adviser Valuation Committee may use that bid (or the average of those bids if more than one) as the value of the security if the Adviser Valuation Committee determines that such value is reasonable, and may consider internal and/or independent external models in making that determination.

Over-the-counter (“OTC”) options are valued based on quotations obtained from an independent pricing service or from a broker (typically the counterparty to the option).

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (“fair value pricing”). In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate as further described below. The Committee has the responsibility for overseeing the implementation of the Fund’s valuation procedures and fair value determinations made on behalf of the Board of Trustees. For purposes of determining fair value of securities, the Committee may use (or make use of) a variety of valuation methodologies, including, without limitation: (i) mathematical techniques that refer to the prices of similar or related securities; (ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; (iii) a multiple of earnings; (iv) a discount from market of a similar freely traded security; (v) the yield to maturity of debt securities; (vi) the recommendation of a pricing service; (vii) a single broker’s (or insurance company’s) quote; (viii) recent primary and/or secondary market transactions that the Fund believes to be comparable; (ix) modeling or development of events; or (x) any combination of the above. Fair value pricing may require subjective determinations about the value of a security or other asset. Fair values used to determine the Fund’s NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of July 31, 2016:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Australia	$—	$—	$2,240,021	$2,240,021
China	—	—	2,926,342	2,926,342
Global	—	93,440,069	46,858,031	140,298,100
Japan	—	7,116,423	—	7,116,423
United States	—	278,860,790	2,219,284	281,080,074

Total Event-Linked Bonds	—	379,417,282	54,243,678	433,660,960
Participation Notes (1)	—	—	323,484,120	323,484,120
Preference Shares (1)	—	—	2,359,174,672	2,359,174,672
Private Fund Units (1)	—	—	105,010,424	105,010,424
Money Market Funds	97,941,401	—	—	97,941,401

Total Assets	$97,941,401	$379,417,282	$2,841,912,894	$3,319,271,577

Liabilities
Written Options	$—	$—	$(921,637)	$(921,637)

Total Liabilities	$—	$—	$(921,637)	$(921,637)

Other Financial Instruments*
Unrealized appreciation on futures	$539,036	$—	$—	$539,036
Unrealized depreciation on futures	(1,116,893)	—	—	(1,116,893)
Unrealized appreciation on swaps	—	—	47,222	47,222

Total	$(577,857)	$—	$47,222	$(530,635)

*	Other financial instruments are derivatives, such as futures and swaps. These instruments are reflected at the net unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the current period ended July 31, 2016:

	Event-Linked Bonds	Participation Notes (Quota Shares)	Preference Shares (Quota Shares)	Private Fund Units	Written Options	Swap Contracts
Beginning Balance - November 1, 2015	$31,984,576	$284,548,010	$1,561,009,607	$139,185,229	$—	$—
Acquisitions	38,826,609	298,383,934	1,184,000,347	93,884,232	(950,000)	—
Dispositions	(17,846,929)	(243,519,394)	(140,349,400)	(129,467,647)	—	—
Realized gains/(losses)	345,321	(487,545)	(5,855,335)	13,673,592	—	—
Return of Capital	—	(22,698,397)	(259,938,849)	—	—	—
Change in unrealized appreciation (depreciation)	934,101	7,257,512	20,308,302	(12,264,982)	28,363	47,222
Transfers in/(out) of Level 3	—	—	—	—	—	—

Ending Balance - July 31, 2016	$54,243,678	$323,484,120	$2,359,174,672	$105,010,424	$(921,637)	$47,222

As of July 31, 2016, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $954,749 for Event-linked Bonds, $8,005,696 for Participation Notes, $20,656,520 for Preference Shares, $(12,252,742) for Private Fund Units, $28,363 for Written Options, and $47,222 for Swaps Contracts.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or losses related to severe weather, other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather, other natural or non-natural catastrophes may also increase market risk spreads. Quota Shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as level 3 of the fair value hierarchy as of July 31, 2016:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 7/31/2016	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Event-Linked Bonds	Financial Services	$2,240,021	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$1.2MM-$1.2MM $2.1MM-$2.1MM	$1.2MM $2.1MM

Participation Notes	Financial Services	$208,169,328	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.1MM-$12.6MM $0.2MM-$24.2MM	$6.8MM $12.0MM

Preference Shares	Financial Services	$1,952,692,474	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.2MM-$37.9MM $0.3MM-$43.2MM	$5.9MM $9.4MM

Private Fund Units	Financial Services	$105,010,424	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.1MM-$4.1MM $0.2MM-$8.5MM	$1.9MM $4.7MM

Written Options	Financial Services	$(921,637)	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.6MM-$0.6MM $1.0MM-$1.0MM	$0.6MM $1.0MM

Swap Contracts	Financial Services	$47,222	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.2MM-$0.2MM $1.0MM-$1.0MM	$0.2MM $1.0MM

The level 3 securities not listed above were priced using an indicative bid and amount to $573,800,647.

Derivative Transactions – The Fund engaged in derivatives and hedging activities during the period ended July 31, 2016. The use of derivatives included options, futures and swap contracts. Further information regarding derivative activity for the Fund can be found in the Consolidated Schedule of Investments.

Futures Contracts — The Fund may purchase and sell futures contracts and has held futures contracts during the period ended July 31, 2016. The Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended July 31, 2016, was $3,852,789 for long contracts and $68,475,337 for short contracts.

Options — The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund wrote call or put options during the period ended July 31, 2016. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices (including weather indices) are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market value of written options for the period ended July 31, 2016, was $651,364.

Transactions in written options during the period ended July 31, 2016 were as follows:

OTC Options	Contracts	Premiums
Outstanding, beginning of period	—	$—
Options written	3	3,228,739
Options terminated in closing transactions	—	—
Options exercised	—	—
Options expired	(2)	(2,278,739)

Outstanding, end of period	1	$950,000

Excess Mortality Swaps – The Fund may enter into excess mortality swaps in order to gain exposure to reinsurance-related risks tied to population mortality experience. In an excess mortality swap, the protection buyer pays periodic premiums in exchange for a potential payment from the seller of protection if the specified mortality index exceeds a set value during an agreed upon period. The average notional amount of excess mortality swaps during the period ended July 31, 2016 was $40,000,000 for contracts in which the Fund sold protection.

Consolidated Statement of Assets and Liabilities — Values of Derivatives at July 31, 2016

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
	Net assets - Unrealized appreciation on futures*	$539,036	Net assets - Unrealized depreciation on futures*	$1,116,893

Total		$539,036		$1,116,893

		$—	Written options, at fair value	$921,637

Total		$—		$921,637

	Unrealized appreciation on open swap contracts**	$47,222		$—

Total		$47,222		$—

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Consolidated Schedule of Investments.

Item 2.	Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust II

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President

Date	9/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date	9/29/2016

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date	9/29/2016

*	Print the name and title of each signing officer under his or her signature.